Consolidated Statement of Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 55,239,839	$ 34,829,376
Cost of providing services	(55,542,501)	(33,341,855)
Gross profit	(302,662)	1,487,521
General and administrative expenses	(6,571,187)	(526,082)
Allowance for credit loss	(820,987)	(1,326,768)
Other income	653,390	2,386
Foreign exchange loss - net	(76,014)	(6,209)
Operating loss	(7,117,460)	(369,152)
Interest income	1,861	4,327
Interest expenses	(15,617)
Other expenses	(45,580)	(5,430)
Loss before income tax	(7,176,796)	(370,255)
Income tax expenses	(8,406)	(2,065)
Net loss and comprehensive loss from continuing operations, net of tax	(7,185,202)	(372,320)
Discontinued operations
Loss from discontinued operations, net of income taxes	(24,406,129)
Net loss and comprehensive loss for the year	(31,591,331)	(372,320)
Less: Net loss attributable to non-controlling interest
Net loss attributable to Core AI Holdings Inc.	(31,591,331)	(372,320)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,768	(16,652)
Total comprehensive loss	$ (31,577,563)	$ (388,972)
Loss per share
Loss per share from continuing operations ordinary share - Basic	$ (0.41)	$ (0.02)
Loss per share from continuing operations ordinary share - Diluted	(0.31)	(0.02)
Loss per share from discontinued operations ordinary share - Basic	(1.39)
Loss per share from discontinued operations ordinary share - Diluted	$ (1.39)